EXHIBIT 99.10         ERNST & YOUNG LLP REPORT OF INDEPENDENT ACCOUNTANTS ON APPLYING AGREED-UPON PROCEDURES

Sequoia Mortgage Trust 2021-2

Mortgage Pass-Through Certificates, Series 2021-2

Sample Mortgage Loan Agreed-Upon Procedures

Report To:

RWT Holdings, Inc.

Sequoia Residential Funding, Inc.

2 March 2021

Ernst & Young LLP 5 Times Square New York, NY 10036-6530	Tel: +1 212 773 3000 Fax: +1 212 773 6350 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

RWT Holdings, Inc.

Sequoia Residential Funding, Inc.

8310 South Valley Highway, Suite 425

Englewood, Colorado 80112

Re:	Sequoia Mortgage Trust 2021-2 (the “Issuing Entity”)

Mortgage Pass-Through Certificates, Series 2021-2 (the “Certificates”)

Sample Mortgage Loan Agreed-Upon Procedures

We have performed the procedures enumerated in Attachment A, which were agreed to by RWT Holdings, Inc. (the “Sponsor”), Sequoia Residential Funding, Inc. (the “Depositor”) and Wells Fargo Securities, LLC (“Wells Fargo,” together with the Sponsor and Depositor, the “Specified Parties”) solely to assist the Specified Parties in evaluating the accuracy of certain information relating to a pool of fixed rate mortgage loans (the “Mortgage Loans”) relating to the Issuing Entity’s securitization transaction. This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of the procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, the Sponsor, on behalf of the Depositor, provided us with:

a.	Electronic data files:

i.	Labeled “SEMT_2021-2_20210219(Auditors).xlsx” and the corresponding record layout and decode information, as applicable (the “Base Preliminary Data File”), that the Sponsor, on behalf of the Depositor, indicated contains information relating to certain mortgage loans (the “Base Preliminary Mortgage Loans”) as of 1 March 2021 (the “Cut-off Date”) and

ii.	Labeled “SEMT_2021-2_20210222(Auditors).xlsx” and the corresponding record layout and decode information, as applicable (the “Preliminary Data File,” together with the Base Preliminary Data File, the “Provided Data Files”), that the Sponsor, on behalf of the Depositor, indicated contains information as of the Cut-off Date relating to certain mortgage loans (the “Preliminary Mortgage Loans”) that are expected to be representative of the Mortgage Loans,

b.	Imaged copies of the:

i.	Promissory note (the “Promissory Note”),

ii.	Loan application (the “Loan Application”),

iii.	Appraisal report (the “Appraisal”),

iv.	Credit report (the “Credit Report”),

v.	Subordination agreement (the “Subordination Agreement”),

vi.	Settlement statement, refinance statement or closing disclosure (collectively and as applicable, the “Settlement Statement”) and/or

vii.	Underwriting summary (the “Underwriting Summary,” together with the Promissory Note, Loan Application, Appraisal, Credit Report, Subordination Agreement and Settlement Statement, the “Source Documents”)

that the Sponsor, on behalf of the Depositor, indicated relate to the Sample 1 Mortgage Loans and Sample 2 Mortgage Loans (both as defined in Attachment A) (collectively, the “Sample Mortgage Loans”),

c.	The list of relevant characteristics (the “Sample Characteristics”) on the Provided Data Files, which is shown on Exhibit 1 to Attachment A, and

d.	Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures included in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A. The Depositor is responsible for the Provided Data Files, Source Documents, Sample Characteristics and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform and we have not performed any procedures other than those listed in Attachment A. We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the Source Documents or any other information provided to us, or that we were instructed to obtain, as applicable, by the Sponsor, on behalf of the Depositor, upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion or conclusion as to (a) the existence of the Base Preliminary Mortgage Loans, Preliminary Mortgage Loans or Mortgage Loans, (b) questions of legal or tax interpretation and (c) the accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Sponsor, on behalf of the Depositor, that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the American Institute of Certified Public Accountants on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or

b.	Making any findings with respect to:

i.	Whether the origination of the Mortgage Loans conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,

ii.	The value of the collateral securing the Mortgage Loans,

iii.	Whether the originator(s) of the Mortgage Loans complied with federal, state or local laws or regulations or

iv.	Any other factor or characteristic of the Mortgage Loans that would be material to the likelihood that the issuer of the Certificates will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the information and use of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

2 March 2021

Attachment A Page 1 of 2

Procedures performed and our associated findings

1.	As instructed by the Sponsor, on behalf of the Depositor, we randomly selected a sample of 172 Base Preliminary Mortgage Loans (the “Sample 1 Mortgage Loans”) from the Base Preliminary Data File. For the purpose of this procedure, the Sponsor, on behalf of the Depositor, did not inform us as to the basis for how they determined the number of Sample 1 Mortgage Loans or the methodology they instructed us to use to select the Sample 1 Mortgage Loans from the Base Preliminary Data File.

2.	For each Sample 1 Mortgage Loan, we compared the Sample Characteristics listed on Exhibit 1 to Attachment A, as shown on the Base Preliminary Data File, to the corresponding information located in, or to the corresponding information we recalculated using information located in, the Source Documents, subject to the instructions, assumptions and methodologies provided by the Sponsor, on behalf of the Depositor, described in the notes to Exhibit 1 to Attachment A. The Source Document(s) that we were instructed by the Sponsor, on behalf of the Depositor, to use for each Sample Characteristic are shown on Exhibit 1 to Attachment A. Except for the information shown on Exhibit 2 to Attachment A, all such compared information was in agreement.

3.	For each mortgage loan on the Base Preliminary Data File and Preliminary Data File, we compared the identification numbers (each, a “Redwood Loan Number”), as shown on the Base Preliminary Data File, to the corresponding Redwood Loan Number, as shown on the Preliminary Data File, and noted that:

a.	41 of the Preliminary Mortgage Loans included on the Preliminary Data File were not included on the Base Preliminary Data File (the “Additional Preliminary Mortgage Loans”),

b.	Two of the Base Preliminary Mortgage Loans included on the Base Preliminary Data File were not included on the Preliminary Data File (the “Removed Base Preliminary Mortgage Loans”) and

c.	One of the Removed Base Preliminary Mortgage Loans was a Sample 1 Mortgage Loan (the “Removed Sample 1 Mortgage Loan”).

The Removed Sample 1 Mortgage Loan was Redwood Loan Number 408049450.

4.	As instructed by the Sponsor, on behalf of the Depositor, we randomly selected a sample of 21 Additional Preliminary Mortgage Loans (the “Sample 2 Mortgage Loans”) from the Preliminary Data File. For the purpose of this procedure, the Sponsor, on behalf of the Depositor, did not inform us as to the basis for how they determined the number of Sample 2 Mortgage Loans or the methodology they instructed us to use to select the Sample 2 Mortgage Loans from the Preliminary Data File.

Attachment A Page 2 of 2

5.	For each Sample 2 Mortgage Loan, we compared the Sample Characteristics listed on Exhibit 1 to Attachment A, as shown on the Preliminary Data File, to the corresponding information located in, or to the corresponding information we recalculated using information located in, the Source Documents, subject to the instructions, assumptions and methodologies provided by the Sponsor, on behalf of the Depositor, described in the notes to Exhibit 1 to Attachment A. The Source Document(s) that we were instructed by the Sponsor, on behalf of the Depositor, to use for each Sample Characteristic are shown on Exhibit 1 to Attachment A. All such compared information was in agreement.

Exhibit 1 to Attachment A

Sample Characteristics and Source Documents

Sample Characteristic	Provided Data File Field Name	Source Document(s)	Note(s)

Redwood Loan Number	Loan Number	Promissory Note	i.

Original principal balance	Original Loan Amount	Promissory Note

Original interest rate	Original Interest Rate	Promissory Note

Current monthly payment	Current Payment Amount Due	Promissory Note and recalculation	ii.

First payment date	First Payment Date of Loan	Promissory Note

Maturity date	Maturity Date	Promissory Note

Original term to maturity	Original Term to Maturity	Promissory Note and recalculation	iii.

Property state	State	Promissory Note

Property zip code	Postal Code	Promissory Note

Prepayment charge term	Prepayment Penalty Total Term	Promissory Note

Interest only term	Original Interest Only Term	Promissory Note

Occupancy status	Occupancy	Loan Application

Sale price (if applicable)	Sales Price	Settlement Statement

Property type	Property Type	Appraisal

Exhibit 1 to Attachment A

Sample Characteristic	Provided Data File Field Name	Source Document(s)	Note(s)

Loan purpose	Loan Purpose	(a) Loan Application and Settlement Statement or (b) Promissory Note, Settlement Statement, Credit Report and recalculation	iv.

Appraisal value	Original Appraisal Property Value	(a) Appraisal or (b) Appraisal and Promissory Note	v., vi.

Junior lien balance	Junior Mortgage Balance	Underwriting Summary or Subordination Agreement	vii.

Original loan-to-value ratio	Original LTV	Recalculation	viii.

Combined loan-to-value ratio	Original CLTV	Recalculation	ix.

Notes:

i.	For identification purposes only.

ii.	For the purpose of comparing the current monthly payment Sample Characteristic for each Sample Mortgage Loan, the Sponsor, on behalf of the Depositor, instructed us to recalculate the current monthly payment using the “PMT” function in Microsoft Excel and the original principal balance, original interest rate and original term to maturity, all as shown in the Promissory Note (and in accordance with any other applicable notes(s)).

For the purpose of the comparison described in this note, the Sponsor, on behalf of the Depositor, instructed us to ignore differences of +/- $0.01 or less.

iii.	For the purpose of comparing the original term to maturity Sample Characteristic for each Sample Mortgage Loan, the Sponsor, on behalf of the Depositor, instructed us to recalculate the original term to maturity as the sum of:

(a)	The difference in months between the maturity date and first payment date, both as shown in the Promissory Note, and

(b)	1.

Exhibit 1 to Attachment A

Notes: (continued)

iv.	For the purpose of comparing the loan purpose Sample Characteristic for each Sample Mortgage Loan with a loan purpose of “First Time Home Purchase” or “Other-than-first-time Home Purchase,” as shown on the Provided Data Files (each, a “Purchase Sample Mortgage Loan”), the Sponsor, on behalf of the Depositor, instructed us to use the Loan Application and Settlement Statement as the Source Documents.

For each remaining Sample Mortgage Loan (each, a “Refinanced Sample Mortgage Loan”), the Sponsor, on behalf of the Depositor, instructed us to calculate the “Amount to Borrower” as the difference between:

(a)	The original principal balance, as shown in the Promissory Note, and

(b)	The sum of:

(1)	The unpaid principal balance of the previous first mortgage loan that is being refinanced, as shown in the Settlement Statement,

(2)	If any secondary financing relating to the subject property is an installment loan, as shown in the Credit Report, the unpaid principal balance of the secondary financing relating to the subject property that is being repaid with the proceeds of the Refinanced Sample Mortgage Loan, as shown in the Settlement Statement, and

(3)	Settlement charges relating to the Refinanced Sample Mortgage Loan, as shown in the Settlement Statement.

For the purpose of comparing the loan purpose Sample Characteristic for each Refinanced Sample Mortgage Loan, the Sponsor, on behalf of the Depositor, instructed us to note agreement with:

(a)	“Cash-Out Refinance,” as shown on the Provided Data Files, if the Amount to Borrower is greater than 1% of the original principal balance of the Refinanced Sample Mortgage Loan, as shown in the Promissory Note, or

(b)	“Rate/Term Refinance,” as shown on the Provided Data Files, if the Amount to Borrower is less than or equal to 1% of the original principal balance of the Refinanced Sample Mortgage Loan, as shown in the Promissory Note.

v.	For the purpose of comparing the appraisal value Sample Characteristic for each Sample Mortgage Loan, the Sponsor, on behalf of the Depositor, instructed us to use the Appraisal with the lowest appraisal value for Sample Mortgage Loans that have more than one Appraisal (and in accordance with any other applicable notes(s)).

Exhibit 1 to Attachment A

Notes: (continued)

vi.	For the purpose of comparing the appraisal value Sample Characteristic for each Refinanced Sample Mortgage Loan with information in the corresponding Appraisal indicating that the related mortgaged property was purchased by the borrower within twelve months of the origination date of the Sample Mortgage Loan, as shown in the Promissory Note, the Sponsor, on behalf of the Depositor, instructed us to use the minimum of the:

(a)	Sale price related to the purchase of the related mortgage property by the borrower, as shown in the Appraisal, and

(b)	Appraisal value, as shown in the Appraisal (and in accordance with any other applicable notes(s)).

vii.	For the purpose of comparing the junior lien balance Sample Characteristic for each Sample Mortgage Loan, the Sponsor, on behalf of the Depositor, provided one or more of the indicated Source Documents. The Sponsor, on behalf of the Depositor, instructed us to note agreement if the information on the Provided Data Files agreed to the corresponding information in at least one such Source Document. We performed no procedures to reconcile any differences that may exist between various Source Documents for the junior lien balance Sample Characteristic.

viii.	For the purpose of comparing the original loan-to-value ratio Sample Characteristic for each Sample Mortgage Loan, the Sponsor, on behalf of the Depositor, instructed us to recalculate the original loan-to-value ratio by:

(a)	Dividing:

(1)	The original principal balance, as shown in the Promissory Note, by

(2)	Either:

(i)	In the case of a Purchase Sample Mortgage Loan, the lesser of (A) the appraisal value, as shown in the Appraisal (and in accordance with any other applicable notes(s)), and (B) the sale price (if applicable), as shown in the Settlement Statement, or

(ii)	In the case of a Refinanced Sample Mortgage Loan, the appraisal value, as shown in the Appraisal (and in accordance with any other applicable notes(s)), and

(b)	Truncating the value calculated in (a) to the fourth decimal place (xx.xx%).

Exhibit 1 to Attachment A

Notes: (continued)

ix.	For the purpose of comparing the combined loan-to-value ratio Sample Characteristic for each Sample Mortgage Loan, the Sponsor, on behalf of the Depositor, instructed us to recalculate the combined loan-to-value ratio by:

(a)	Dividing:

(1)	The sum of:

(i)	The original principal balance, as shown in the Promissory Note, and

(ii)	The junior lien balance, if applicable, as shown in the Underwriting Summary or Subordination Agreement (and in accordance with any other applicable notes(s)) by

(2)	Either:

(i)	In the case of a Purchase Sample Mortgage Loan, the lesser of (A) the appraisal value, as shown in the Appraisal (and in accordance with any other applicable notes(s)), and (B) the sale price (if applicable), as shown in the Settlement Statement, or

(ii)	In the case of a Refinanced Sample Mortgage Loan, the appraisal value, as shown in the Appraisal (and in accordance with any other applicable notes(s)), and

(b)	Truncating the value calculated in (a) to the fourth decimal place (xx.xx%).

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Sponsor, on behalf of the Depositor, described in the notes above.

Exhibit 2 to Attachment A

Sample Characteristic Differences

Redwood Loan Number	Sample Characteristic	Provided Data File Value	Source Document Value

408044444	Appraisal value	$<REDACTED>	$<REDACTED>
	Original loan-to-value ratio	<REDACTED>%	<REDACTED>%
	Combined loan-to-value ratio	<REDACTED>%	<REDACTED>%

408046563	Property type	Single Family Detached (non-PUD)	PUD

408046667	Loan purpose	First Time Home Purchase	Other-than-first-time Home Purchase

408048194	Appraisal value	$<REDACTED>	$<REDACTED>
	Original loan-to-value ratio	<REDACTED>%	<REDACTED>%
	Combined loan-to-value ratio	<REDACTED>%	<REDACTED>%

408048785	Property type	Single Family Detached (non-PUD)	PUD

408050016	Sale price (if applicable)	$<REDACTED>	$<REDACTED>
	Original loan-to-value ratio	<REDACTED>%	<REDACTED>%
	Combined loan-to-value ratio	<REDACTED>%	<REDACTED>%

408050045	Property type	dPUD	PUD